UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number:  811-08659

The Henssler Funds, Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144
(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
 (Name and Address of Agent for Service)

With copy to:
 Paul Hastings LLP
1170 Peachtree Street, N.E.
Suite 100
Atlanta, GA 30309

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.62%
Consumer Discretionary - 11.43%
Automobiles - 1.01%
Thor Industries, Inc.	5,800	$443,932

Hotels, Restaurants & Leisure - 0.37%
McDonald's Corp.	1,388	163,298

Household Durables - 1.63%
Leggett & Platt, Inc.	13,600	714,952

Leisure Products - 2.04%
Polaris Industries, Inc.	4,500	444,375
Sturm Ruger & Co., Inc.	6,600	448,800
		893,175
Media - 1.12%
The Walt Disney Co.	5,096	488,961

Multiline Retail - 1.76%
Big Lots, Inc.	14,500	771,110

Specialty Retail - 3.12%
Ross Stores, Inc.	5,700	352,431
The Buckle, Inc.	15,400	421,806
Williams-Sonoma, Inc.	11,000	594,880
		1,369,117
Textiles, Apparel & Luxury Goods - 0.38%
VF Corp.	2,700	168,561

Total Consumer Discretionary		5,013,106

Consumer Staples - 6.79%
Beverages - 0.84%
PepsiCo, Inc.	3,395	369,784

Food & Staples Retailing - 1.51%
CVS Health Corp.	3,190	295,777
Wal-Mart Stores, Inc.	5,018	366,163
		661,940
Food Products - 1.94%
Cal-Maine Foods, Inc.	12,950	542,605
Hormel Foods Corp.	8,300	310,005
		852,610
Household Products - 0.82%
The Procter & Gamble Co.	4,200	359,478

Tobacco - 1.68%
Universal Corp.	12,400	735,444

Total Consumer Staples		2,979,256

Energy - 4.74%
Energy Equipment & Services - 1.63%
FMC Technologies, Inc.(1)	14,900	378,162
Schlumberger, Ltd.	4,200	338,184
		716,346

	Shares	Value
Oil, Gas & Consumable Fuels - 3.11%
Chevron Corp.	3,500	$358,680
Exxon Mobil Corp.	4,078	362,738
World Fuel Services Corp.	13,500	642,600
		1,364,018
Total Energy		2,080,364

Financials - 18.62%
Banks - 4.18%
Commerce Bancshares, Inc.	9,580	453,038
Cullen/Frost Bankers, Inc.	5,800	393,762
East West Bancorp, Inc.	18,900	646,758
US Bancorp	6,700	282,539
Wells Fargo & Co.	1,195	57,324
		1,833,421
Capital Markets - 1.97%
SEI Investments Co.	6,000	270,000
T Rowe Price Group, Inc.	750	53,018
Waddell & Reed Financial, Inc. - Class A	29,500	538,670
		861,688
Insurance - 6.43%
American Financial Group, Inc.	9,600	701,760
AmTrust Financial Services, Inc.	15,400	367,598
Everest Re Group, Ltd.	2,200	415,822
Reinsurance Group of America, Inc.	4,600	456,550
The Travelers Cos., Inc.	3,300	383,526
Torchmark Corp.	8,000	494,960
		2,820,216
Real Estate Investment Trust - 2.33%
National Health Investors, Inc.	6,600	518,562
Weingarten Realty Investors	11,700	505,323
		1,023,885
Thrifts & Mortgage Finance - 3.71%
Beneficial Bancorp, Inc.	32,200	436,632
Capitol Federal Financial, Inc.	33,300	471,861
Northwest Bancshares, Inc.	48,300	720,153
		1,628,646
Total Financials		8,167,856

Health Care - 11.30%
Biotechnology - 1.90%
Celgene Corp.(1)	3,238	363,271
United Therapeutics Corp.(1)	3,900	471,939
		835,210
Health Care Equipment & Supplies - 4.83%
Abbott Laboratories	7,500	335,625
Meridian Bioscience, Inc.	19,100	369,776
Teleflex, Inc.	4,000	721,240
Varian Medical Systems, Inc.(1)	7,300	691,602
		2,118,243
Health Care Providers & Services - 1.64%
MEDNAX, Inc.(1)	4,800	330,768
UnitedHealth Group, Inc.	2,700	386,640
		717,408
Health Care Technology - 2.13%
Cerner Corp.(1)	4,900	305,711
Computer Programs & Systems, Inc.	15,900	630,276
		935,987

	Shares	Value
Pharmaceuticals - 0.80%
Johnson & Johnson	2,800	$350,644

Total Health Care		4,957,492

Industrials - 14.17%
Aerospace & Defense - 0.93%
Spirit AeroSystems Holdings, Inc. - Class A(1)	9,400	407,772

Air Freight & Logistics - 1.31%
CH Robinson Worldwide, Inc.	4,460	310,505
United Parcel Service, Inc. - Class B	2,437	263,440
		573,945
Airlines - 0.93%
Alaska Air Group, Inc.	6,100	410,042

Commercial Services & Supplies - 2.07%
Copart, Inc.(1)	8,800	443,872
Rollins, Inc.	16,500	464,970
		908,842
Construction & Engineering - 1.03%
Fluor Corp.	8,400	449,568

Industrial Conglomerates - 0.65%
3M Co.	1,600	285,376

Machinery - 1.46%
Lincoln Electric Holdings, Inc.	10,350	642,321

Professional Services - 0.59%
Robert Half International, Inc.	7,055	257,790

Road & Rail - 2.51%
JB Hunt Transport Services, Inc.	4,600	382,398
Landstar System, Inc.	10,200	718,998
		1,101,396
Trading Companies & Distributors - 2.69%
Fastenal Co.	7,100	303,525
MSC Industrial Direct Co., Inc. - Class A	5,600	402,248
Watsco, Inc.	3,300	475,332
		1,181,105
Total Industrials		6,218,157

Information Technology - 17.71%
Communications Equipment - 0.90%
QUALCOMM, Inc.	6,308	394,755

Electronic Equipment & Instruments - 3.90%
Avnet, Inc.	10,000	411,000
IPG Photonics Corp.(1)	7,600	640,604
OSI Systems, Inc.(1)	11,100	660,117
		1,711,721
Internet Software & Services - 2.06%
Alphabet, Inc. - Class A(1)	600	474,804
NIC, Inc.	18,400	429,088
		903,892
IT Services - 4.17%
Accenture PLC - Class A	2,800	315,868
Amdocs, Ltd.	6,700	391,012
Broadridge Financial Solutions, Inc.	7,400	500,832

	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp. - Class A(1)	5,400	$310,446
Visa, Inc. - Class A	4,000	312,200
		1,830,358
Semiconductors & Semiconductor - 1.82%
Intel Corp.	8,600	299,796
Synaptics, Inc.(1)	9,600	498,720
		798,516
Software - 3.75%
ANSYS, Inc.(1)	5,000	446,800
FactSet Research Systems, Inc.	2,600	447,096
Microsoft Corp.	2,320	131,498
Oracle Corp.	2,913	119,549
Synopsys, Inc.(1)	9,200	498,272
		1,643,215
Technology Hardware, Storage & Peripherals - 1.11%
Apple, Inc.	4,650	484,576

Total Information Technology		7,767,033

Materials - 4.94%
Chemicals - 2.23%
Ecolab, Inc.	2,800	331,464
Westlake Chemical Corp.	14,200	649,508
		980,972
Containers & Packaging - 2.71%
Avery Dennison Corp.	9,200	716,588
Sonoco Products Co.	9,250	471,103
		1,187,691
Total Materials		2,168,663

Utilities - 6.92%
Electric Utilities - 2.31%
ALLETE, Inc.	10,000	638,500
OGE Energy Corp.	11,600	373,172
		1,011,672
Gas Utilities - 1.31%
New Jersey Resources Corp.	15,500	577,220

Multi Utilities - 2.08%
Public Service Enterprise Group, Inc.	7,100	326,671
Vectren Corp.	11,300	584,549
		911,220
Water Utilities - 1.22%
American States Water Co.	12,400	535,680

Total Utilities		3,035,792

TOTAL COMMON STOCKS
(COST $38,376,845)		42,387,719

EXCHANGE-TRADED FUNDS - 1.70%
Materials Select Sector SPDR® Fund	3,833	186,744
Utilities Select Sector SPDR® Fund	10,700	557,684
		744,428
TOTAL EXCHANGE-TRADED FUNDS
(COST $536,285)		744,428

	Shares	Value
SHORT-TERM INVESTMENTS - 1.66%
Federated Prime Cash Obligations Fund - Institutional Shares, 7-day Yield 0.37%	729,066	$729,066

TOTAL SHORT-TERM INVESTMENTS
(COST $729,066)		729,066

TOTAL INVESTMENTS (99.98%)		43,861,213
(COST $39,642,196)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)		9,344

NET ASSETS (100.00%)		$43,870,557

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments
July 31, 2016 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  Each Fun is considered an investment company for financial reporting purposes under GAAP.

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that The Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including The Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$42,387,719	$–	$–	$42,387,719
Exchange-Traded Funds	744,428	–	–	744,428
Short-Term Investments	729,066	–	–	729,066
TOTAL	$43,861,213	$–	$–	$43,861,213

*     See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2016.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the period ended July 31, 2016, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2016 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$5,851,635
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(1,632,618)
Net Unrealized Appreciation	$4,219,017
Tax Cost of Investments	$39,642,196

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2016

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	September 27, 2016